16. Short and long-term debt (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short And Long-term Debt Details Narrative
Total debt issuance costs	R$ 101,795	R$ 97,433
Long term debt restrictive covenants	4,316,637	3,664,376
Withdrawals under lease agreements	R$ 255,644	R$ 217,065